Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000003511 [Member] | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000003511 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000003511 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000003511 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000003511 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000003511 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000003511 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000003511 [Member] | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000003511 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000003511 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000003511 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000003511 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[3]
C000003511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000003511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003511 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000003511 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003511 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003511 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003511 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003511 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003511 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003511 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003511 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003511 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000003512 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000003512 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000003512 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000003512 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000003512 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000003512 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000003512 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000003512 [Member] | SOL SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000003512 [Member] | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000003512 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000003512 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000003512 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[6]
C000003512 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003512 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000003512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003512 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003512 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003512 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000003512 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003512 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003512 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003512 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003512 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003512 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003512 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003512 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003512 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003512 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003512 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000050916 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000050916 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000050916 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000050916 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000050916 [Member] | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000050916 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000050916 [Member] | Kemira Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000050916 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000050916 [Member] | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000050916 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000050916 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[8]
C000050916 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000050916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000050916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000050916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000050916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000050916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000050916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050916 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000050916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050916 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[8]
C000050916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050916 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000050916 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050916 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000050916 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050916 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000050916 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050916 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000050916 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050916 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000050916 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050916 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050916 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080766 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000080766 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000080766 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000080766 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000080766 [Member] | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000080766 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000080766 [Member] | Kemira Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000080766 [Member] | Tarkett SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000080766 [Member] | Winpak Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000080766 [Member] | DHL Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000080766 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000080766 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[12]
C000080766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000080766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080766 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080766 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000080766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000080766 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080766 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080766 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000080766 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080766 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000080766 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080766 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080766 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000080766 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080766 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080766 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000080766 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080766 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080766 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%

[1]	Excludes short-term investments.
[2]	Includes cash, Treasury Bills, and money market funds.
[3]	Other Countries each less than 3% includes Belgium, Canada, Chile, Finland, Hong Kong, Mexico, Philippines, Singapore and Sweden.
[4]	Excludes short-term investments.
[5]	Includes cash, Treasury Bills, and money market funds.
[6]	Other Countries each less than 3% includes Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Philippines and Sweden.
[7]	Excludes short-term investments.
[8]	Includes cash and money market funds.
[9]	Other Countries each less than 3% includes Belgium, Netherlands and South Korea.
[10]	Excludes short-term investments.
[11]	Includes cash and money market funds.
[12]	Other Countries each less than 3% includes Belgium, Chile, China, Italy, Mexico, Netherlands, Philippines and Sweden.